Earnings per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Basic earnings per share
Net income attributable to equity shareholders		$ 1,420	$ 1,677	$ 1,660	$ 3,520	$ 5,042
Less: Preferred share dividends and distributions on other equity instruments		66	67	46	205	134
Net income attributable to common shareholders		$ 1,354	$ 1,610	$ 1,614	$ 3,315	$ 4,908
Weighted-average common shares outstanding		918,551	912,297	903,742	912,542	902,703
Basic earnings per share	[1]	$ 1.47	$ 1.77	$ 1.79	$ 3.63	$ 5.44
Diluted earnings per share
Net income attributable to common shareholders		$ 1,354	$ 1,610	$ 1,614	$ 3,315	$ 4,908
Weighted-average common shares outstanding		918,551	912,297	903,742	912,542	902,703
Add: Stock options potentially exercisable		368	665	1,590	594	2,429
Add: Equity-settled consideration		144	257	286	215	315
Weighted-average diluted common shares outstanding		919,063	913,219	905,618	913,351	905,447
Diluted earnings per share	[1]	$ 1.47	$ 1.76	$ 1.78	$ 3.63	$ 5.42

[1]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.